Cost and Fair Value of Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2013 Agios	Nov. 30, 2011 Agios	Dec. 31, 2013 FMI	Sep. 30, 2012 FMI	Dec. 31, 2013 Amicus	Nov. 30, 2013 Amicus
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale investments, Cost	$ 7,978	$ 3,000		$ 1,000		$ 3,978
Available-for-sale investments, Unrealized Gain	4,482	2,320		1,635		527
Available-for-sale investments, Fair Value	$ 12,460	$ 5,320	$ 3,000	$ 2,635	$ 1,000	$ 4,505	$ 4,000